Financial Risk Factors and Risk Management - Movement in ECL Allowance for Trade Receivables and Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Jan. 01, 2017
Trade receivables and contract assets
Movement in ECL Allowance for Trade Receivables and Contract Assets
Balance as at 01/01 under IAS 39	€ (74)
Adoption of IFRS 9			€ (25)
Balance as at 01/01 under IFRS 9	(99)
Net credit losses recognized	(18)
Amounts written off	10
Balance as at 12/31	€ (107)
Trade Receivables
Movement in ECL Allowance for Trade Receivables and Contract Assets
Balance as at 01/01 under IAS 39		€ (89)
Adoption of IFRS 9				€ 0
Balance as at 01/01 under IFRS 9		(89)
Net credit losses recognized		4
Amounts written off		11
Balance as at 12/31		€ (74)